DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES - Group's VIE information (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 CNY (¥)
Group's VIE information
Restricted cash	¥ 223,971,197		¥ 168,469,077		$ 35,145,968
Short-term investments	773,678,455		745,608,877		121,407,032
Accounts receivable, net	268,557,176		101,320,063		42,142,481
Inventories	269,637,042		142,166,179		42,311,936
Prepayments and other current assets	56,061,263		32,832,088		8,797,236
Total current assets	1,895,914,392		1,547,898,421		297,510,340
Term deposits-non-current	35,939,250				5,639,653
Property, plant and equipment, net	397,215,911		199,045,061		62,331,844
Intangible assets, net	3,668,189		5,607,101		575,619
Operating lease right-of-use assets	94,201,263		0		14,782,234	¥ 79,113,858
Land use right, net			48,835,120			0
Deferred income tax assets	11,907,344		14,593,376		1,868,522
Other non-current assets	2,367,064		30,830,304		371,444
Total assets	2,441,213,413		1,846,809,383		383,079,656
Short-term bank borrowings	180,000,000		180,000,000		28,245,928
Notes payable	143,622,874				22,537,563
Accounts payable	538,930,163		395,826,435		84,569,903
Income taxes payable	17,601,525		14,555,094		2,762,063
Advances from customers	17,266,994		40,062,189		2,709,568
Deferred revenue - current	32,757,740		21,155,634		5,140,404
Accrued expenses and other current liabilities	198,904,558		171,657,604		31,212,466	¥ 170,627,294
Total current liabilities	1,129,083,854		823,256,956		177,177,895
Deferred revenue - non current	10,693,692		4,176,458		1,678,074
Deferred income tax liabilities	1,992,388		1,109,479		312,649
Operating lease liabilities	21,611,046
Other non-current liabilities	20,967,430		24,892,246		3,290,247
Total liabilities	1,176,659,223		853,435,139		$ 184,643,508
Revenues	3,704,537,419	$ 581,322,760	2,444,328,764	¥ 2,076,289,101
Net income	225,820,409	35,436,151	168,652,466	190,084,771
Net cash provided by operating activities	334,174,702	52,439,303	465,598,711	178,680,435
Net cash used in investing activities	(295,058,974)	(46,301,191)	(535,231,611)	(467,889,241)
Net cash provided by (used in) financing activities	6,246,384	980,194	(13,163,686)	35,282,416
Effect of foreign currency exchange rate changes on cash and restricted cash	(8,490,370)	(1,332,325)	(23,332,213)	7,206,098
Net increase in cash and restricted cash	36,871,742	5,785,981	(106,128,799)	(246,720,292)
Cash, cash equivalents and restricted cash at the beginning of the year	395,473,214	62,058,377	501,602,013	748,322,305
Cash, cash equivalents and restricted cash at the end of the year	432,344,956	$ 67,844,358	395,473,214	501,602,013
VIE
Group's VIE information
Cash	82,463,740		105,849,594
Restricted cash	47,829,733
Short-term investments	743,448,951		696,596,203
Accounts receivable, net	267,671,920		101,320,063
Inventories	266,291,644		140,603,108
Prepayments and other current assets	38,715,248		22,834,255
Amounts due from inter-companies	23,235,199		12,328,688
Total current assets	1,469,656,435		1,079,531,911
Term deposits-non-current	20,000,000
Property, plant and equipment, net	394,114,176		195,808,280
Intangible assets, net	1,532,700		1,747,615
Operating lease right-of-use assets	94,201,263
Land use right, net			48,835,120
Deferred income tax assets	11,907,344		14,593,376
Other non-current assets	2,367,064		30,830,304
Total assets	1,993,778,982		1,371,346,606
Short-term bank borrowings	180,000,000		180,000,000
Notes payable	143,622,874		0
Accounts payable	523,296,506		395,826,435
Amounts due to inter-companies	485,716,726		420,647,145
Income taxes payable	14,718,748		14,355,462
Advances from customers	15,026,392		38,817,881
Deferred revenue - current	32,757,740		21,155,634
Accrued expenses and other current liabilities	181,985,323		160,532,008
Total current liabilities	1,577,124,309		1,231,334,565
Deferred revenue - non current	10,693,692		4,176,458
Deferred income tax liabilities	1,992,388		1,109,479
Operating lease liabilities	13,921,859		0
Other non-current liabilities	20,967,430		24,892,246
Total liabilities	1,624,699,678		1,261,512,748
Revenues	3,768,134,434		2,500,023,611	2,115,501,618
Net income	213,848,471		175,070,451	196,473,033
Net cash provided by operating activities	354,675,219		570,195,979	284,907,333
Net cash used in investing activities	(329,808,349)		(518,734,956)	(319,696,832)
Net cash provided by (used in) financing activities			(37,394,132)	37,416,129
Effect of foreign currency exchange rate changes on cash and restricted cash	(422,991)		(1,765,646)	198,466
Net increase in cash and restricted cash	24,443,879		12,301,245	2,825,096
Cash, cash equivalents and restricted cash at the beginning of the year	105,849,594		93,548,349	90,723,253
Cash, cash equivalents and restricted cash at the end of the year	¥ 130,293,473		¥ 105,849,594	¥ 93,548,349